UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06044

Morgan Stanley European Equity Fund Inc.
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	October 31, 2007

Date of reporting period:	January 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley European Equity Fund Inc.

Summary of  Investments  January 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (95.9%)
	Austria (1.1%)
	Major Telecommunications
244,387	Telekom Austria AG	$6,677,621

	Belgium (2.5%)
	Chemicals: Specialty
47,251	Solvay S.A.(a)	7,205,832

	Electronic Equipment/Instruments
53,026	Agfa Gevaert NV	1,369,048

	Other Metals/Minerals
41,700	Umicore	7,351,411
	Total Belgium	15,926,291

	France (15.6%)
	Construction Materials
93,335	Lafarge S.A.	14,292,548

	Electric Utilities
172,570	Electricite de France (a)	12,082,735

	Electrical Products
92,728	Schneider Electric S.A.	11,243,273

	Gas Distributors
264,604	Gaz de France (a)	11,421,145

	Major Banks
164,275	BNP Paribas	18,452,428

	Major Telecommunications
522,231	France Telecom S.A.	14,507,424

	Motor Vehicles
53,076	Renault S.A.	6,595,251

	Pharmaceuticals: Major
128,849	Sanofi-Aventis	11,378,623
	Total France	99,973,427

	Germany (15.4%)
	Industrial Conglomerates
138,388	MAN AG	14,557,036
150,901	Siemens AG (Registered Shares)(a)	16,620,379
		31,177,415

	Investment Banks/Brokers
149,581	AWD Holding AG(a)	6,569,922

	Major Banks
321,166	Commerzbank AG(a)	13,635,898

	Medical/Nursing Services
49,457	Fresenius Medical Care AG & Co. KGaA	6,632,337

	Motor Vehicles
170,514	Bayerische Motoren Werke (BMW) AG	10,449,598

	Multi-Line Insurance
83,302	Allianz SE (Registered Shares)	16,669,562
82,629	Muenchener Rueckver AG (Registered Shares)(a)	13,061,654
		29,731,216
	Total Germany	98,196,386

	Greece (3.3%)
	Major Banks
224,577	National Bank of Greece S.A.	11,694,261

	Regional Banks
234,170	EFG Eurobank Ergasias	9,202,935
	Total Greece	20,897,196

	Italy (4.5%)
	Integrated Oil
446,127	ENI SpA	14,391,276

	Major Banks
1,575,008	UniCredito Italiano SpA	14,631,954
	Total Italy	29,023,230

	Netherlands (3.7%)
	Air Freight/Couriers
235,593	TNT NV	10,712,202

	Publishing: Books/Magazines
432,612	Wolters Kluwer NV (Share Certificates)	12,972,399
	Total Netherlands	23,684,601

	Norway (1.3%)
	Major Telecommunications
402,840	Telenor ASA(a)	8,236,383

	Spain (5.5%)
	Major Banks
655,969	Banco Bilbao Vizcaya Argentaria, S.A.	16,360,182

	Major Telecommunications
361,264	Telefonica S.A.(a)	7,920,742

	Tobacco
204,272	Altadis, S.A.(a)	10,965,223
	Total Spain	35,246,147

	Sweden (3.9%)
	Industrial Machinery
666,109	Sandvik AB(a)	10,678,748

	Telecommunication Equipment
3,529,864	Telefonaktiebolaget LM Ericsson (B Shares)	14,014,217
	Total Sweden	24,692,965

	Switzerland (15.8%)
	Financial Conglomerates
108,097	UBS AG (Registered Shares)	6,792,688

	Food: Major Diversified
40,303	Nestle S.A. (Registered Shares)	14,782,788

	Medical Specialties
23,660	Nobel Biocare Holding AG Bearer	7,870,937

	Multi-Line Insurance
25,568	Zurich Financial Services AG (Registered Shares)	6,900,586

	Other Consumer Specialties
250,624	Compagnie Financiere Richemont AG (Series A) (Units)†	13,983,812

	Pharmaceuticals: Major
322,031	Novartis AG (Registered Shares)	18,589,195
92,607	Roche Holding AG	17,453,923
		36,043,118

	Property - Casualty Insurers
177,537	Swiss Re (Registered Shares)	14,818,715
	Total Switzerland	101,192,644

	United Kingdom (e) (23.3%)
	Aerospace & Defense
1,007,037	Rolls-Royce Group PLC*	9,257,903

	Financial Conglomerates
327,324	Old Mutual Plc	1,111,874

	Food Retail
1,506,349	Morrison (W.M.) Supermarkets PLC	8,389,620
792,851	Tesco PLC	6,524,977
		14,914,597

	Food: Specialty/Candy
1,113,800	Cadbury Schweppes PLC	12,596,105

	Integrated Oil
802,276	Royal Dutch Shell PLC (A Shares)	27,154,556

	Investment Managers
713,423	Man Group PLC	7,536,431

	Major Banks
898,366	Barclays PLC	13,131,818
1,260,871	HSBC Holdings PLC	22,909,540
		36,041,358

	Multi-Line Insurance
419,564	Aviva PLC	6,792,621

	Other Metals/Minerals
132,582	Anglo American PLC	6,179,523

	Pharmaceuticals: Major
405,873	GlaxoSmithKline PLC	10,942,975

	Publishing: Books/Magazines
573,285	Reed Elsevier PLC	6,556,291

	Tobacco
244,525	Imperial Tobacco Group PLC	9,987,827
	Total United Kingdom	149,072,061
	Total Common Stocks (Cost $460,519,055)	612,818,952

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (15.0%)
	Short-Term Debt Securities held as Collateral on Loaned Securities(12.9%)
$2,521	AIG Match Funding Corp., 5.30%, 12/17/07	2,521,360
1,800	Alliance & Leister Plc., 5.33%, 02/29/08 (b)	1,800,282
876	Anglo Irish Bank Corp PLC CP, 5.35%, 07/09/07	876,432
900	Bancaja, 5.36%, 02/29/08 (b)	900,141
2,880	Bank of America, 5.32%, 05/15/07 (b)	2,880,451
900	Bank of New York Co., Inc., 5.31%, 01/10/07 (b)	900,141
	Bear Stearns,
720	5.38%, 03/08/07 (b)	720,250
1,080	5.37%, 03/12/07 (b)	1,080,169
1,800	5.36%, 02/29/08 (b)	1,800,282
1,800	BNP Paribas Mtn., 5.35%, 02/29/08 (b)	1,800,282
767	Cancara Asset Securitisation LLC, 5.29%, 02/09/07	767,311
	CIC NY,
1,260	5.31%, 09/04/07 (b)	1,260,079
1,800	5.34%, 05/31/07 (b)	1,800,282
1,836	Dekabank Deutsche Girozentrale, 5.38%, 02/29/08 (b)	1,836,287
11,178	Deutsche Bank Securities Inc., 5.33%, 02/01/07	11,177,958
1,800	Dexia Bank NY, 5.33%, 09/28/07 (b)	1,800,017
2,689	Emerald Notes, 5.29%, 02/22/07	2,688,563
900	First Tennessee Bank, 5.33%, 02/29/08	900,142

	Goldman Sachs Group, Inc.
1,692	5.42%, 01/31/08 (b)		1,692,265
900	5.37%, 02/29/08 (b)		900,141
900	HSBC Finance Corp., 5.31%, 02/29/08 (b)		900,141
900	Liberty Lighthouse US Capital, 5.33%, 02/01/07 (b)		900,096
1,080	Manufacturers and Traders, 5.30%, 06/15/07 (b)		1,080,170
1,805	Marshall & Ilsley Bank, 5.37%, 12/17/07		1,805,332
893	Master Fund LLC Ser B, 5.33%, 03/15/07		893,395
946	Merrill Lynch and Co., 5.33%, 04/26/07 (b)		945,989
2,700	Metropolitan Life Global Funding, 5.31%, 02/29/08		2,700,423
900	MIT UFJ Trust NY, 5.33%, 02/16/07 (b)		900,141
	Natexis Banques Populaires NY,
900	5.35%, 02/28/07 (b)		900,141
1,800	5.34%, 04/05/07 (b)		1,800,282
	National City Bank Cleveland
1,710	5.32%, 03/01/07 (b)		1,710,187
900	5.32%, 02/29/08 (b)		900,089
3,601	National Rural Utilites Coop., Fin., 5.32%, 2/29/08 (b)		3,600,564
2,088	Nationwide Building Society, 5.44%, 01/31/08 (b)		2,088,327
2,700	Nordea Bank New York, 5.31%, 05/16/07 (b)		2,700,356
2,124	Park Granada LLC, 5.30%, 02/02/07		2,124,339
896	Rhein-Main Securitisaton Limited, 5.30%, 02/22/07		895,529
1,255	Sheffield Receivable Corp., 5.30%, 02/16/07		1,254,658
1,800	Skandi New York, 5.31, 02/29/08		1,800,282
1,800	SLM Corp., 5.33%, 02/29/08 (b)		1,800,282
1,183	Solitaire Funding LLC, 5.29%, 02/20/07		1,183,316
1,908	Tempo finance Corp., 5.30%, 02/16/07		1,908,356
1,433	Ticonderoga Funding LLC, 5.29%, 02/26/07		1,433,275
1,800	Toronto Dominion New York, 5.32%, 05/29/07 (b)		1,800,282
2,689	Tulip Funding, 5.31%, 02/28/07		2,688,518
1,260	Unicredito Italiano Bank PLC, 5.33%, 02/29/08 (b)		1,260,197
612	World Savings Bank FSA 5.32%, 10/19/07 (b)		612,096
	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $82,689,598)		82,689,598

	Repurchase Agreement(2.1%)
13,362	Joint repurchase agreement account 5.26% due 02/01/07 (dated 01/31/07; proceeds $13,363,952)(c) (Cost $13,362,000)		13,362,000
	Total Short-Term Investments (Cost $96,051,598)		96,051,598

	Total Investments (Cost $556,570,653)(d)	110.9%	708,870,550
	Liabilities in Excess of Other Assets	(10.9)	(69,524,607)
	Net Assets	100.0%	$639,345,943

*	Non-income producing security.
†	Consists of one or more class of securities traded together as a unit; stoks with attached warrants.
(a)	All or portion of this security was on loan as of Junuary 31, 2007. The total value of the loaned securities and related collateral outstanding were $79,085,685 and $82,689,598, respectively.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on January 31, 2007.
(c)	Collateralized by federal agency and U.S. Treasury obligations.
(d)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $152,990,646 and the aggregate gross unrealized depreciation is $690,749, resulting in net unrealized appreciation of $152,299,897.

(e)

January 31, 2007, investment in securities of issuers in the United Kingdom and Switzerland represented 23.3% and 15.8% respectively of the Fund’s net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be  affected by economic or political developments in these regions.

MORGAN STANLEY EUROPEAN EQUITY FUND
FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 2007

					UNREALIZED
CONTRACTS TO		IN		DELIVERY	APPRECIATION
DELIVER		EXCHANGE FOR		DATE	(DEPRECIATION)

EUR	592,755		$766,930	02/01/2007	(5,489)
CHF	2,996,860		$2,389,841	02/02/2007	(19,211)
	$2,527,926	EUR	1,953,726	02/02/2007	17,974
	$1,552,526	GBP	794,497	02/02/2007	7,945
GBP	105,833	EUR	157,411	02/08/2007	(3,177)

		Net Unrealized Depreciation			$(1,958)

Currency Abbreviation:

GBP	British Pound.
EUR	Euro.
CHF	Swiss Franc.

Morgan Stanley European Equity Fund Inc.

Summary of Investments  January 31, 2007 (unaudited)

			PERCENT OF
INDUSTRY	VALUE		NET ASSETS

Major Banks	$110,816,081		17.3%
Collateral on Loaned Securities	82,689,598		12.9
Pharmaceuticals: Major	58,364,716		9.1
Multi-Line Insurance	43,424,423		6.8
Integrated Oil	41,545,832		6.5
Major Telecommunications	37,342,170		5.9
Industrial Conglomerates	31,177,415		4.9
Tobacco	20,953,050		3.3
Publishing: Books/Magazines	19,528,690		3.1
Motor Vehicles	17,044,849		2.7
Food Retail	14,914,597		2.3
Property - Casualty Insurers	14,818,715		2.3
Food: Major Diversified	14,782,788		2.3
Construction Materials	14,292,548		2.2
Telecommunication Equipment	14,014,217		2.2
Other Consumer Specialties	13,983,812		2.2
Other Metals/Minerals	13,530,934		2.1
Repurchase Agreement	13,362,000		2.1
Food: Specialty/Candy	12,596,105		2.0
Electric Utilities	12,082,735		1.9
Gas Distributors	11,421,145		1.8
Electrical Products	11,243,273		1.8
Air Freight/Couriers	10,712,202		1.7
Industrial Machinery	10,678,748		1.7
Aerospace & Defense	9,257,903		1.5
Regional Banks	9,202,935		1.4
Financial Conglomerates	7,904,562		1.2
Medical Specialties	7,870,937		1.2
Investment Managers	7,536,431		1.2
Chemicals: Specialty	7,205,832		1.1
Medical/Nursing Services	6,632,337		1.0
Investment Banks/Brokers	6,569,922		1.0
Electronic Equipment/Instruments	1,369,048		0.2

	$708,870,550	*	110.9%

*	Does not include open forward foreign currency contracts with net unrealized depreciation of $1,958.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley European Equity Fund Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2007